PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating loss
General and administrative expenses	$ (150,444)	¥ (981,645)	¥ (1,072,339)	¥ (379,738)
Losses and expenses related to Fabricated Transactions and restructuring	(72,836)	(475,252)
Foreign exchange loss	(10,872)	(70,937)	19,842	13,113
Change in the fair value of warrant liability			(8,322)	(19,276)
Interest income	20,799	135,713	79,407	8,915
Other (expense)/income	(8,986)	(58,635)	(6,303)	(7,777)
Interest and financing expenses	(17,850)	(116,471)	(31,629)	(16,121)
Provision for SEC settlement	(180,394)	(1,177,074)
Provision for equity litigants settlement	(187,911)	(1,226,119)
Net loss before income taxes	(956,446)	(6,240,791)	(3,159,120)	(1,619,152)
Income tax expense	97,747	637,801	(1,387)
Accretion to redemption value of convertible redeemable preferred shares			(552,036)	(1,571,182)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares			(2,127)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(856,571)	(5,589,105)	(3,712,596)	(3,190,334)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(856,571)	(5,589,105)	(3,712,596)	(3,190,334)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	43,938	286,697	79,433	(2,076)
Total comprehensive loss attributable to the Company's ordinary shareholders and angel shareholders	(812,633)	(5,302,408)	(3,633,163)	(3,192,410)
Foreign currency translation adjustments, tax		0	0	0
Parent Company | Reportable Legal Entities
Operating loss
General and administrative expenses	(16,724)	(109,119)	(25,773)	(557)
Losses and expenses related to Fabricated Transactions and restructuring	(51,006)	(332,814)
Foreign exchange loss			(29)	(264)
Change in the fair value of warrant liability			(8,322)	(19,276)
Share of losses from subsidiaries and VIE	(407,830)	(2,661,076)	(3,164,198)	(1,602,848)
Interest income	3,358	21,910	43,606	3,823
Other (expense)/income	374	2,445	(3,635)
Interest and financing expenses	(16,438)	(107,258)	(82)	(30)
Provision for SEC settlement	(180,394)	(1,177,074)
Provision for equity litigants settlement	(187,911)	(1,226,119)
Net loss before income taxes	(856,571)	(5,589,105)	(3,158,433)	(1,619,152)
Net loss	(856,571)	(5,589,105)	(3,158,433)	(1,619,152)
Accretion to redemption value of convertible redeemable preferred shares			(552,036)	(1,571,182)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares			(2,127)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(856,571)	(5,589,105)	(3,712,596)	(3,190,334)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(856,571)	(5,589,105)	(3,712,596)	(3,190,334)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	43,938	286,697	79,433	(2,076)
Total comprehensive loss attributable to the Company's ordinary shareholders and angel shareholders	$ (812,633)	(5,302,408)	(3,633,163)	(3,192,410)
Other comprehensive (loss)/income, tax		0	0	0
Foreign currency translation adjustments, tax		¥ 0	¥ 0	¥ 0